Revenue	12 Months Ended
Dec. 31, 2023
Revenue [abstract]
Revenue
23 Revenue
Revenue is comprised of the following:

	For the year ended December 31,
In thousands of USD	2021(1)	2022(1)	2023
First-party sales	65,148	81,728	86,384
Commissions	30,305	39,879	46,666
Fulfillment	32,245	26,076	18,506
Value added services	25,248	32,237	20,278
Marketing and advertising	10,057	16,940	12,392
Other revenue	4,621	6,440	2,176
Revenue	167,624	203,300	186,402
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(1)Re-presented for discontinued operations. See Note 6.
No single customer accounted for more than 5% of Group revenues for the years ended December 31, 2023, 2022 and 2021.
The breakdown of the Group’s revenue from contracts with customers by region is disclosed in the Note 2 u) Segments.